Risks and Uncertainties (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 | Citigroup common stock
EBP, Risk and Uncertainty [Line Items]
Investments in Citigroup common stock (percent)	3.00%	2.00%